Commitments and Contingencies	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 10 – COMMITMENTS AND CONTINGENCIES

Lease Commitments

The Company leases facilities with expiration dates between January 2021 and December 2022. Rental expense for six months ended June 30, 2020 and fiscal 2019 was $16,356 and $39,234, respectively. The Company has future minimum lease obligations as of June 30, 2020 as follows:

Remaining of 2020	$9,387
2021	-
2022	-
2023	-
2024	-
Thereafter	-
Total	$9,387

Contingencies